Commitments and Contingencies (FY) (Details)	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jul. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Oct. 31, 2010 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) ft²	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) ft² Batch	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($)	Feb. 18, 2016	Dec. 13, 2013
Leases [Abstract]
Rent expense						$ 148,284	$ 152,026	$ 450,053	$ 450,700	$ 602,925	$ 344,341	$ 207,541
Future Minimum Rental Payments Required under Operating Leases [Abstract]
2018										602,461
2019						604,541		604,541		604,541
2020						603,371		603,371		603,371
2021						530,385		530,385		530,385
2022 and after						0		0		0
Total minimum payments required						1,889,869		1,889,869		2,340,758
Evonik [Member]
Commitments and Contingencies [Abstract]
Milestone payments paid				$ 1,000,000	$ 250,000
Evonik [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Milestone payments to be paid					$ 14,750,000
Oakwood Amended and Restated Master Formulation Development Agreement [Member]
Commitments and Contingencies [Abstract]
Milestone payments paid	$ 2,375,000	$ 500,000	$ 1,500,000
Remaining milestone payments to be paid										3,000,000
Remaining milestone payments to be paid no later than April 1, 2018						$ 2,500,000		$ 2,500,000		500,000
Remaining milestone payments to be paid no later than April 1, 2019										$ 2,500,000
Royalty Term								12 years		12 years
Period to provide written notice to terminate agreement										60 days
Oakwood Amended and Restated Master Formulation Development Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Milestone payments to be paid													$ 4,500,000
Oakwood Manufacturing and Supply Agreement [Member]
Commitments and Contingencies [Abstract]
Period to provide written notice to terminate agreement										2 years
Number of batches required to be ordered under agreement | Batch										5
Percentage of aggregate vials of EG-1962 from all sources to be purchased under agreement										50.00%
Term of agreement										3 years
Term of automatic renewal										2 years
Period to provide written notice of non-renewal										12 months
Oakwood Manufacturing and Supply Agreement [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Milestone payments to be paid													$ 2,250,000
Employment Agreements [Member] | Minimum [Member]
Commitments and Contingencies [Abstract]
Term for payment of severance benefits								12 months		12 months
Employment Agreements [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Term for payment of severance benefits								18 months		18 months
Office Space in Berkeley Heights, New Jersey Under Lease Effective December 13, 2013 [Member]
Leases [Abstract]
Term of lease															63 months
Area of leased property | ft²								8,000		8,000
Write-off of leasehold improvements											$ 67,118
Office Space in Berkeley Heights, New Jersey Under Lease Entered into February 18, 2016 [Member]
Leases [Abstract]
Term of lease														63 months
Area of leased property | ft²								20,410		20,410